SCHEDULE OF EFFECTIVE TAX RATE (Details)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax holiday	11.00%	9.50%	10.00%
Permanent difference	0.10%	0.50%	0.00%
Research and development deduction	4.20%	3.40%	0.40%
Change in valuation allowance	7.00%	2.50%	0.60%
Effective tax rate	16.90%	15.10%	15.20%